LEASE (Tables)	6 Months Ended
Jun. 30, 2022
LEASE
Schedule of right of use assets

		Machines and		Ships and
	Lands	equipment’s	Buildings	boats	Vehicles	Total
Balance as of December 31, 2020	2,288,061	85,265	90,984	1,877,319	2,449	4,344,078
Additions/updates	885,272	20,646	52,140	1,861	4,600	964,519
Depreciation (1)	(304,922)	(19,447)	(54,714)	(125,190)	(4,319)	(508,592)
Write-offs				(5,982)		(5,982)
Balance as of December 31, 2021	2,868,411	86,464	88,410	1,748,008	2,730	4,794,023
Additions/updates	435,804	30,829	16,876		38	483,547
Depreciation (1)	(169,424)	(18,196)	(29,967)	(62,449)	(1,074)	(281,110)
Balance as of June 30, 2022	3,134,791	99,097	75,319	1,685,559	1,694	4,996,460

1)	The amount of depreciation related to land is reclassified to biological assets to compose the formation cost.

Schedule of present value of lease liabilities

	Average rate -		Present value of
Nature of agreement	% p.a. (1)	Maturity (2)	liabilities
Lands and farms	12.37	September/2049	3,300,626
Machines and equipment’s	11.22	April/2035	178,156
Buildings	10.38	May/2031	61,971
Ships and boats	11.39	February/2039	2,453,977
Vehicles	10.04	October/2023	1,415
			5,996,145

1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms like the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, do not consider eventual renewal clause.

Summary of changes in lease liabilities

Balance as of December 31, 2020	5,191,760
Additions	964,519
Write-offs	(5,982)
Payments	(1,012,137)
Accrual of financial charges (1)	560,619
Exchange rate variation	194,415
Balance as of December 31, 2021	5,893,194
Additions	483,547
Payments	(499,372)
Accrual of financial charges (1)	295,067
Exchange rate variation	(176,291)
Balance as of June 30, 2022	5,996,145

Current	625,680
Non-current	5,370,465

1)	On June 30, 2022, the amount of R$84,470 related to interest expenses on leased lands was capitalized to biological assets to compose the formation cost (R$132,685 as of December 31, 2021).

Schedule of expenses recognised in profit or loss

The amounts recognized are set for the below:

	June 30,	June 30,
	2022	2021
Expenses relating to short-term assets	1,038	4,329
Expenses relating to low-value assets	571	2,950
	1,609	7,279